Label	Element	Value
Innovator U.S. Equity 10 Buffer ETF - Quarterly | SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: 1.42 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	98.70%
Innovator U.S. Equity 10 Buffer ETF - Quarterly | SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: 573.74 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.80%
Innovator U.S. Equity 10 Buffer ETF - Quarterly | SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: 516.38 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.70%)
Innovator U.S. Equity 10 Buffer ETF - Quarterly | SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: 594.87 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.80%)